Share warrant obligation - Additional Information (Details)	12 Months Ended
Dec. 31, 2022 $ / shares
Share warrant obligation
Starting share price	$ 4.63
Minimum. | Estimation Of Starting Share Price Method One
Share warrant obligation
EV/EBITDA multiple	3.58
Maximum. | Estimation Of Starting Share Price Method Two
Share warrant obligation
EV/EBITDA multiple	$ 5.68